TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	R$ 2,185,825	R$ 2,026,003
Provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	2,185,825	2,026,003	R$ 1,741,026	R$ 1,172,511
Tax Provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	1,737,984	1,530,040
Labor provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	413,179	463,452
Civil provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	R$ 34,662	R$ 32,511